AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.0%
Long-Term Municipal Bonds - 87.9%
Alabama - 1.7%
County of Jefferson AL
Series 2017
5.00%, 9/15/33	$1,000	$1,219,770
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group)
Series 2016A
5.00%, 2/01/36	2,500	2,895,625
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/42	3,010	3,632,287
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (a)(b)	3,395	3,858,791
Water Works Board of the City of Birmingham (The)
Series 2011
5.00%, 1/01/31 (Pre-refunded/ETM)	10,000	10,522,300
Series 2015A
5.00%, 1/01/33-1/01/34	4,390	5,139,040

		27,267,813

American Samoa - 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 9/01/38 (b)	1,490	1,680,660
Series 2015A
6.625%, 9/01/35	325	350,880

		2,031,540

Arizona - 2.9%
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/33-12/01/34	12,615	14,659,434
Maricopa County Special Health Care District
Series 2018C
5.00%, 7/01/34-7/01/36	14,800	18,541,400
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/23	3,685	4,225,810
State of Arizona Lottery Revenue
5.00%, 7/01/29 (c)	5,000	6,621,550
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.00%, 10/01/37 (a)(b)	1,200	1,393,836

		45,442,030

	Principal Amount (000)	U.S. $ Value
California - 10.7%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	$10,550	$12,555,449
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/31 (Pre-refunded/ETM)	5,560	6,372,872
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/45	4,000	4,676,640
California Municipal Finance Authority (CHF-Riverside II LLC)
5.00%, 5/15/35-5/15/41	6,380	7,968,438
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (b)	5,795	6,250,371
California School Finance Authority (Equitas Academy Obligated Group)
Series 2018A
5.00%, 6/01/41 (a)(b)	3,090	3,477,610
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	80	80,266
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/48 (b)	785	924,926
Series 2016A
5.00%, 12/01/41 (b)	1,400	1,589,854
City of Los Angeles CA Wastewater System Revenue
Series 2013A
5.00%, 6/01/33	9,310	10,622,245
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (a)	8,750	8,969,975
Los Angeles Department of Water
Series 2013A
5.00%, 7/01/31	9,115	10,275,795
Series 2013B
5.00%, 7/01/32	1,900	2,176,678
Los Angeles Department of Water & Power Power System Revenue
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	17,930,690
Manteca Unified School District (Manteca Unified School District CFD No. 89-1)
NATL Series 2001
Zero Coupon, 9/01/31	11,910	8,479,444
Morongo Band of Mission Indians (The)
Series 2018A
5.00%, 10/01/42 (b)	4,500	5,118,300
Ontario Redevelopment Financing Authority
NATL Series 1993
5.80%, 8/01/23 (Pre-refunded/ETM) (a)	820	909,355

	Principal Amount (000)	U.S. $ Value
Port of Los Angeles
Series 2009C
5.25%, 8/01/24	$17,205	$17,259,196
Series 2014A
5.00%, 8/01/34	5,790	6,728,096
Sacramento Area Flood Control Agency
Series 2016A
5.00%, 10/01/32-10/01/35	9,215	11,502,535
San Francisco City & County Airport Comm (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,555	2,571,020
State of California
Series 2013
5.00%, 11/01/29	8,000	9,242,720
Series 2017
5.00%, 8/01/35	2,000	2,469,760
Series 2018
5.00%, 10/01/47	6,000	7,192,620
University of California
Series 2013A
5.00%, 5/15/30 (Pre-refunded/ETM) (a)	1,480	1,697,826
5.00%, 5/15/30	1,720	1,969,039

		169,011,720

Colorado - 1.1%
Colorado Health Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/44	1,060	1,291,705
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	2,900	3,013,477
5.375%, 9/01/26	3,600	3,744,900
Park Creek Metropolitan District
Series 2015A
5.00%, 12/01/34	1,300	1,527,591
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	2,400	2,478,600
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2)
Series 2015A
5.50%, 12/01/35 (a)	1,500	1,572,360
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3)
Series 2017A
5.00%, 12/01/38 (a)	1,000	1,045,840
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/39 (a)	1,950	1,996,781

		16,671,254

	Principal Amount (000)	U.S. $ Value
Connecticut - 1.8%
State of Connecticut
Series 2015B
5.00%, 6/15/32	$2,350	$2,766,820
Series 2015F
5.00%, 11/15/30-11/15/31	4,500	5,371,250
State of Connecticut Clean Water Fund - State Revolving Fund
Series 2019A
5.00%, 2/01/39	10,000	12,778,200
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/29	6,445	7,222,589

		28,138,859

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/46	550	628,364

District of Columbia - 0.8%
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	9,600	9,697,056
District of Columbia (Freedom Forum, Inc. (The))
NATL Series 2002A
5.87%, 8/01/37	250	250,000
NATL Series 2002B
5.98%, 8/01/37	100	100,000
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	2,300	2,786,013

		12,833,069

Florida - 5.6%
Bexley Community Development District
Series 2016
4.70%, 5/01/36 (a)	1,750	1,834,455
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,500	1,695,465
Cape Coral Health Facilities Authority (Gulf Care, Inc.)
Series 2015
5.875%, 7/01/40 (a)(b)	1,000	1,100,320
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	1,090	1,206,477
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax)
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	10,494,645
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,700	1,957,873

	Principal Amount (000)	U.S. $ Value
Series 2015A
5.00%, 10/01/38	$4,300	$5,018,659
Florida Development Finance Corp.
1.90%, 1/01/49 (Pre-refunded/ETM)	29,940	29,947,784
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	4,905	4,671,914
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.)
Series 2016
5.00%, 4/01/32	1,125	1,321,988
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2016
5.00%, 6/01/36	2,190	2,576,776
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45 (a)	125	122,501
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
5.00%, 5/01/32 (a)	1,700	1,670,182
Miami-Dade County Expressway Authority
Series 2014B
5.00%, 7/01/31	3,750	4,328,662
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.)
Series 1997A
6.00%, 11/01/32	250	250,478
6.05%, 11/01/39	750	751,523
North Broward Hospital District
Series 2017B
5.00%, 1/01/35	5,230	6,102,155
Orange County School Board (Orange County School Board COP)
Series 2016C
5.00%, 8/01/34	5,000	6,079,100
Sarasota County Health Facilities Authority (Village On the Isle)
Series 2017A
5.00%, 1/01/42	1,100	1,214,730
South Florida Water Management District (South Florida Water Management District COP)
Series 2016
5.00%, 10/01/33	5,000	6,015,050

		88,360,737

Guam - 0.1%
Guam Department of Education (Guam Department of Education COP)
Series 2010A
6.875%, 12/01/40	515	531,727
Territory of Guam
5.00%, 11/15/31	325	383,256

		914,983

	Principal Amount (000)	U.S. $ Value
Hawaii - 1.2%
State of Hawaii
Series 2016F
4.00%, 10/01/31-10/01/34	$16,815	$19,312,124

Illinois - 5.9%
Chicago Board of Education
Series 2017D
5.00%, 12/01/31	1,800	2,071,728
Series 2017G
5.00%, 12/01/34	2,350	2,681,937
Series 2017H
5.00%, 12/01/46	1,640	1,828,813
City of Chicago IL (Chicago IL SA Lakeshore East)
Series 2003
6.75%, 12/01/32 (a)	1,377	1,384,491
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	7,745	8,303,647
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	750	752,175
Illinois Finance Authority (Park Place of Elmhurst Obligated Group)
Series 2016A
6.44%, 5/15/55 (a)	3,345	2,994,789
Series 2016C
2.00%, 5/15/55 (a)(d)(e)(f)	590	17,702
Illinois Sports Facilities Authority (The)
AMBAC Series 2001
5.50%, 6/15/30	4,960	4,967,787
Illinois State Toll Highway Authority
Series 2017A
5.00%, 1/01/42	15,000	18,317,100
Kane Cook & DuPage Counties School District No. U-46 Elgin
Series 2015D
5.00%, 1/01/34-1/01/35	4,250	4,771,743
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	11,500	12,377,335
State of Illinois
Series 2014
5.00%, 4/01/30	2,680	2,958,318
Series 2017D
5.00%, 11/01/26-11/01/28	9,700	11,342,103
Series 2018A
5.00%, 10/01/27	2,000	2,361,720
Series 2018B
5.00%, 10/01/26	10,000	11,645,600

	Principal Amount (000)	U.S. $ Value
Village of Pingree Grove IL Special Service Area No. 7
Series 2015A
4.50%, 3/01/25 (a)	$684	$713,904
5.00%, 3/01/36 (a)	2,323	2,473,019
Series 2015B 6.00%, 3/01/36 (a)	740	805,098

		92,769,009

Indiana - 1.8%
Indiana Finance Authority (CWA Authority, Inc.)
Series 2014A
5.00%, 10/01/32-10/01/34	12,320	14,391,486
Indiana Finance Authority (Ohio River Bridges)
Series 2013A
5.00%, 7/01/44	1,930	2,122,324
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39 (a)(b)	3,720	3,842,202
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board)
Series 2011K
5.00%, 6/01/27	6,840	7,261,002

		27,617,014

Iowa - 0.6%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	2,505	2,725,515
Xenia Rural Water District
Series 2016
5.00%, 12/01/31-12/01/41	5,375	6,256,524

		8,982,039

Kentucky - 0.6%
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.)
AGM Series 2017A
5.00%, 12/01/47	2,635	2,895,312
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30-10/01/33	5,000	6,041,528

		8,936,840

Louisiana - 1.4%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/33-10/01/44	7,290	8,822,324
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/34 (Pre-refunded/ETM) (a)	20	24,673

	Principal Amount (000)	U.S. $ Value
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/34	$1,730	$2,036,106
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2017C
5.00%, 5/01/35-5/01/36	9,120	11,346,253

		22,229,356

Maine - 0.3%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/33	4,560	5,235,427

Maryland - 0.1%
Maryland Economic Development Corp. (Ports America Chesapeake LLC)
Series 2017A
5.00%, 6/01/35	1,035	1,267,813

Massachusetts - 1.2%
Massachusetts Development Finance Agency
Series 2010A
5.00%, 1/01/40 (Pre-refunded/ETM) (a)	1,820	1,843,405
5.00%, 1/01/40 (Pre-refunded/ETM)	180	182,315
5.50%, 1/01/30 (Pre-refunded/ETM) (a)	4,325	4,387,626
5.50%, 1/01/30 (Pre-refunded/ETM)	425	431,154
Massachusetts Development Finance Agency (Emerson College)
5.00%, 1/01/48	1,180	1,391,975
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	2,385	2,818,855
Series 2017L
5.00%, 7/01/44	5,000	5,889,200
Massachusetts Health & Educational Facilities Authority
Series 2010C
5.375%, 7/01/35 (Pre-refunded/ETM) (a)	2,245	2,322,251

		19,266,781

Michigan - 3.3%
City of Detroit MI
5.00%, 4/01/36	835	942,690
Detroit City School District
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	8,710,365
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/34	11,225	12,936,925
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,291,480

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/33	$2,485	$2,807,627
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2015I
5.00%, 4/15/33	7,750	9,331,000
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/30 (a)(b)	5,580	6,362,149
Series 2016
7.50%, 12/01/25 (a)(b)	1,415	1,632,585
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/30 (g)	2,000	1,413,520
Wayne State University
Series 2009A
5.00%, 11/15/29 (Pre-refunded/ETM) (a)	3,790	3,818,804
5.00%, 11/15/29	1,425	1,434,946

		51,682,091

Minnesota - 0.4%
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.00%, 12/01/40	3,000	3,173,700
Housing & Redevelopment Authority of The City of St. Paul Minnesota
Series 2015A
5.00%, 11/15/40 (Pre-refunded/ETM) (a)	1,000	1,224,270
Minnesota Higher Education Facilities Authority (St. Olaf College)
Series 20158
5.00%, 12/01/30	1,000	1,203,310

		5,601,280

Mississippi - 1.0%
Mississippi Development Bank
Series 2010D
5.25%, 8/01/27 (Pre-refunded/ETM)	15,000	15,572,100

Missouri - 0.6%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,880	1,903,688
Series 2019
5.00%, 2/01/42	2,695	3,037,804
Howard Bend Levee District
XLCA
5.75%, 3/01/25-3/01/27	365	437,758
Joplin Industrial Development Authority (Freeman Health System Obligated Group)
Series 2015
5.00%, 2/15/35	1,485	1,677,693

	Principal Amount (000)	U.S. $ Value
Kansas City Industrial Development Authority
5.00%, 7/01/40 (a)(b)	$490	$500,025
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/46 (a)(h)	2,210	2,002,017

		9,558,985

Nebraska - 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2017A
5.00%, 9/01/28	2,620	3,263,865
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	2,775	3,190,945

		6,454,810

Nevada - 0.6%
City of Carson City NV (Carson Tahoe Regional Healthcare)
Series 2017
5.00%, 9/01/42	1,965	2,324,006
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (a)(b)	3,000	434,310
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2012B
5.00%, 7/01/29	6,070	6,718,215

		9,476,531

New Jersey - 6.0%
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/33-5/01/34	7,935	9,600,265
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP)
AGM Series 2013
5.00%, 8/01/25	2,055	2,320,650
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2016B
5.50%, 6/15/30	5,840	7,088,475
Series 2017B
5.00%, 11/01/20	5,000	5,216,050
Series 2017D
5.00%, 6/15/34-6/15/35	3,560	4,183,935
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37	3,320	3,911,259

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/34	$5,000	$5,957,150
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	2,175	2,603,388
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2018A
5.00%, 12/15/35	1,000	1,200,160
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/33	4,750	5,555,505
Series 2015E
5.00%, 1/01/33	11,000	12,995,950
Series 2016A
5.00%, 1/01/33	8,500	10,256,270
Series 2017A
5.00%, 1/01/34	5,000	6,161,950
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	10,840	12,124,106
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,340	4,699,048

		93,874,161

New Mexico - 0.2%
City of Farmington NM (Southern California Edison Co.)
1.875%, 4/01/29	3,545	3,554,146

New York - 12.8%
City of New York NY
Series 2012G
5.00%, 4/01/29	9,550	10,498,697
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/27	1,680	1,875,888
Series 2013B
5.00%, 11/15/32 (Pre-refunded/ETM)	5,000	5,747,700
Series 2013E
5.00%, 11/15/32	5,000	5,704,150
Series 2016D
5.00%, 11/15/31	5,000	6,159,750
Series 2017C
5.00%, 11/15/33	5,500	6,932,860
Series 2018C
5.00%, 9/01/20	15,910	16,494,533
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/35	4,000	4,689,120

	Principal Amount (000)	U.S. $ Value
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/36	$14,800	$18,713,860
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	15,015	16,811,845
Series 2014B-1
5.00%, 8/01/32	4,000	4,704,920
Series 2014D-1
5.00%, 2/01/34	5,000	5,779,400
Series 2016B
5.00%, 8/01/32	10,000	12,345,000
Series 2017
5.00%, 2/01/36	2,500	3,070,550
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,775	3,010,681
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM) (a)	705	773,540
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	4,255	4,646,503
Series 2015E
5.00%, 3/15/34	11,000	13,331,010
5.25%, 3/15/33	2,000	2,445,980
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The))
Series 2016A
5.00%, 10/01/46	15,780	25,116,237
Series 2018A
5.00%, 10/01/48	5,000	8,067,400
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2016A
5.00%, 1/01/34	2,070	2,499,753
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013A
5.00%, 3/15/43	5,000	5,588,550
Port Authority of New York & New Jersey
Series 2014
5.00%, 9/01/30-9/01/31	13,750	16,164,012

		201,171,939

North Carolina - 0.4%
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/30	5,000	5,927,300

	Principal Amount (000)	U.S. $ Value
Ohio - 2.2%
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	$2,345	$2,575,490
City of Akron OH Income Tax Revenue
Series 2014
5.00%, 12/01/33 (Pre-refunded/ETM)	4,250	4,706,110
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	8,000	9,178,800
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	3,855	4,558,383
Kent State University
Series 2012A
5.00%, 5/01/29	2,000	2,186,340
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (a)	1,985	2,044,550
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	1,035	1,066,050
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	1,090	1,122,700
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	6,730	7,422,248

		34,860,671

Oklahoma - 0.1%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/35	1,000	1,127,150

Oregon - 0.2%
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/27 (Pre-refunded/ETM)	3,000	3,241,290

Pennsylvania - 3.5%
Altoona Area School District
BAM Series 2018
5.00%, 12/01/48	1,000	1,152,730
Bensalem Township School District
Series 2013
5.00%, 6/01/30	5,000	5,722,550

	Principal Amount (000)	U.S. $ Value
Chambersburg Area Municipal Authority (Wilson College)
Series 2018
5.75%, 10/01/38-10/01/43	$7,350	$7,975,477
City of Philadelphia PA Water & Wastewater Revenue
Series 2019B
5.00%, 11/01/49	1,000	1,254,770
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM) (a)	4,715	4,894,830
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
6.00%, 7/01/45 (a)	5,375	5,864,179
Pennsylvania Turnpike Commission
Series 2019A
5.00%, 12/01/38	2,655	3,293,581
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2018B
5.00%, 12/01/38-12/01/39	4,500	5,537,400
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (a)	3,100	3,286,403
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (a)(d)(e)(f)	1,030	10,300
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	6,925	7,149,162
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/30-4/01/31	6,500	7,034,135
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/31	1,685	1,957,684

		55,133,201

Puerto Rico - 1.3%
Commonwealth of Puerto Rico
AGC Series 2001A
5.50%, 7/01/29	100	112,864
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	1,895	2,116,336
NATL Series 2007V
5.25%, 7/01/35	100	107,848
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	1,470	1,623,336

	Principal Amount (000)	U.S. $ Value
AGC Series 2007C
5.50%, 7/01/31	$190	$216,632
AGC Series 2007N
5.25%, 7/01/34-7/01/36	3,930	4,380,189
NATL Series 2005L
5.25%, 7/01/35	215	231,054
NATL Series 2007N
5.25%, 7/01/32	315	340,528
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	3,940	4,033,575
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	650	720,467
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (a)	1,595	1,171,272
Series 2019A
5.00%, 7/01/58 (a)	4,920	5,129,887

		20,183,988

Rhode Island - 0.1%
Rhode Island Commerce Corp. (Providence Place Group LP)
AGC Series 2000
6.125%, 7/01/20	755	758,247

South Carolina - 1.4%
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group)
Series 2018A
5.00%, 5/01/48	1,000	1,192,380
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/36	4,750	5,651,123
Series 2016B
5.00%, 12/01/36-12/01/56	12,775	15,080,653

		21,924,156

South Dakota - 0.2%
South Dakota State Building Authority (South Dakota State Building Authority Lease)
Series 2014A
5.00%, 6/01/34	2,725	3,155,741

Tennessee - 0.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	2,785	2,920,936
5.125%, 12/01/42 (a)(b)	1,000	1,043,220

	Principal Amount (000)	U.S. $ Value
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health)
Series 2019A
4.00%, 8/01/37-8/01/38	$840	$944,654
5.00%, 8/01/49	815	990,771
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University Medical Center Obligated Group)
Series 2016
5.00%, 7/01/35	4,325	5,156,351

		11,055,932

Texas - 10.3%
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/33	1,410	1,689,110
Bexar County Hospital District
Series 2018
5.00%, 2/15/48	9,000	10,770,390
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/32-1/01/34	4,250	5,008,386
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/34	10,000	11,436,800
City of El Paso TX Water & Sewer Revenue
Series 2014
5.00%, 3/01/30	1,000	1,159,870
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/31	2,500	2,886,725
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/30	4,650	5,296,443
Series 2018
5.00%, 7/15/28	1,300	1,584,076
City of Houston TX Combined Utility System Revenue
Series 2018D
5.00%, 11/15/38	2,670	3,374,880
Series 2020A
5.00%, 11/15/32-11/15/33 (c)	1,515	1,940,028
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2015
5.00%, 8/15/35-8/15/39	5,905	6,951,248
Series 2016A
5.00%, 8/15/38	1,855	2,213,627
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/28 (Pre-refunded/ETM)	13,680	14,272,754
Grand Parkway Transportation Corp.
Series 2018A
5.00%, 10/01/35-10/01/36	17,860	22,444,526

	Principal Amount (000)	U.S. $ Value
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/44	$1,785	$2,045,235
New Hope Cultural Education Facilities Finance Corp. (BSPV-Plano LLC)
7.25%, 12/01/53 (a)	1,410	1,503,582
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	3,330	3,794,935
North Texas Tollway Authority
Series 2011D
5.00%, 9/01/30 (Pre-refunded/ETM) (a)	7,500	8,071,575
North Texas Tollway Authority (North Texas Tollway System)
Series 2015A
5.00%, 1/01/34-1/01/35	15,585	18,230,604
Series 2015B
5.00%, 1/01/34	1,700	1,990,836
Series 2016A
5.00%, 1/01/36	1,000	1,192,840
Port of Port Arthur Navigation District
1.90%, 6/01/49 (Pre-refunded/ETM) (b)	5,000	5,000,300
Tarrant County Cultural Education Facilities Finance Corp.
Series 2010
8.125%, 11/15/44 (Pre-refunded/ETM) (a)	2,150	2,326,386
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22 (a)(d)(e)(f)	2,210	1,547,000
Series 2015I
5.50%, 11/15/45 (a)(d)(e)(f)	1,670	1,169,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015A
5.00%, 11/15/45	3,785	3,886,097
Series 2015B
5.00%, 11/15/36	1,850	1,926,830
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28 (a)(d)	2,000	1,900,000
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	9,040	9,487,480
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	2,280	2,323,867

	Principal Amount (000)	U.S. $ Value
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.)
Series 2014A 5.00%, 8/15/32-8/15/34	$3,330	$3,832,122

		161,257,552

Utah - 0.0%
Timber Lakes Water Special Service District
8.125%, 6/15/31 (Pre-refunded/ETM) (a)	595	667,352
8.125%, 6/15/31 (a)	70	75,682

		743,034

Virginia - 0.9%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)(b)	1,415	1,501,060
Hampton Roads Transportation Accountability Commission
Series 2018A
5.00%, 7/01/48	10,730	13,227,408

		14,728,468

Washington - 1.6%
Clark County Public Utility District No. 1
Series 2010
5.00%, 1/01/23 (Pre-refunded/ETM) (a)	6,155	6,231,137
5.00%, 1/01/23	6,480	6,560,352
Grays Harbor County Public Hospital District No. 2
5.00%, 12/15/48	5,650	6,252,799
Washington Health Care Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/44	5,260	6,409,783

		25,454,071

West Virginia - 0.4%
West Virginia Economic Development Authority
Series 2010A
5.00%, 6/15/35 (Pre-refunded/ETM)	5,000	5,152,250
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	1,825	1,854,857

		7,007,107

Wisconsin - 1.4%
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM) (a)	2,300	2,557,278
Wisconsin Public Finance Authority (Beyond Boone LLC)
AGM
5.00%, 7/01/44-7/01/58	3,475	4,071,301

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	$3,395	$3,786,512
Series 2016B
5.00%, 12/01/25	1,795	2,083,151
Wisconsin Public Finance Authority (CHF - Wilmington LLC)
AGM
5.00%, 7/01/53	3,565	4,215,470
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)	1,000	1,073,110
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.50%, 3/01/45 (b)	3,465	3,772,380
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,000	1,122,000

		22,681,202

Total Long-Term Municipal Bonds (cost $1,286,498,394)		1,383,101,925

Short-Term Municipal Notes - 10.1%
Alaska - 0.1%
Municipality of Anchorage AK
2.00%, 12/20/19	1,500	1,503,795

Colorado - 2.0%
State of Colorado
5.00%, 6/26/20	30,070	30,997,058

New York - 0.5%
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
4.00%, 2/01/20	7,480	7,490,772

Texas - 7.5%
Port Freeport TX (Merey Sweeny LP)
1.45%, 4/01/20-4/01/21	16,200	16,200,000
State of Texas
4.00%, 8/27/20 (c)	100,000	102,771,000

		118,971,000

Total Short-Term Municipal Notes (cost $158,796,073)		158,962,625

Total Municipal Obligations (cost $1,445,294,467)		1,542,064,550

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 7.4%
Investment Companies - 7.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.07% (i)(j)(k) (cost $116,156,901)	116,156,901	$116,156,901

Total Investments - 105.4% (cost $1,561,451,368) (l)		1,658,221,451
Other assets less liabilities - (5.4)%		(85,150,031)

Net Assets - 100.0%		$1,573,071,420

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	130,050	6/17/21	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$639,588	$	– 0	–	$639,588
USD	12,500	3/14/29	3 Month LIBOR	2.638%	Quarterly/ Semi-Annual	1,502,947		– 0	–	1,502,947
USD	8,000	4/16/49	3 Month LIBOR	2.746%	Quarterly/ Semi-Annual	2,406,118		– 0	–	2,406,118

						$4,548,653	$	– 0	–	$4,548,653

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	73,780	6/17/24	1.760%	CPI	#	Maturity	$(402,412)	$	– 0	–	$(402,412)
USD	12,070	8/09/24	1.690%	CPI	#	Maturity	(30,050)		– 0	–	(30,050)

							$(432,462)	$	– 0	–	$(432,462)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	43,106	9/20/20	2.263%	CPI	#	Maturity	$(629,853)
Barclays Bank PLC	USD	41,386	10/15/20	2.208%	CPI	#	Maturity	(549,145)
Barclays Bank PLC	USD	22,074	10/15/20	2.210%	CPI	#	Maturity	(294,007)
Citibank, NA	USD	30,100	10/17/20	2.220%	CPI	#	Maturity	(404,763)
JPMorgan Chase Bank, NA	USD	37,948	8/30/20	2.210%	CPI	#	Maturity	(523,440)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	55,540	7/15/24	2.165%	CPI	#	Maturity	$(1,015,459)

								$(3,416,667)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $59,355,336 or 3.8% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Defaulted.
(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005
5.375%, 11/01/30	11/30/05	$2,000,000	$1,413,520	0.09%

(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.13% of net assets as of August 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016
6.00%, 11/15/46	12/18/15	$2,224,032	$2,002,017	0.13%
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $104,156,831 and gross unrealized depreciation of investments was $(6,687,224), resulting in net unrealized appreciation of $97,469,607.

As of August 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.2% and 0.1%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
COP	-	Certificate of Participation

ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,252,839,353		$130,262,572		$1,383,101,925
Short-Term Municipal Notes		– 0	–	158,962,625		– 0	–	158,962,625
Short-Term Investments		116,156,901		– 0	–	– 0	–	116,156,901

Total Investments in Securities		116,156,901		1,411,801,978		130,262,572		1,658,221,451
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	4,548,653		– 0	–	4,548,653
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(432,462)		– 0	–	(432,462)
Inflation (CPI) Swaps		– 0	–	(3,416,667)		– 0	–	(3,416,667)

Total		$116,156,901		$1,412,501,502		$130,262,572		$1,658,920,975

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/19	$127,172,984		$127,172,984
Accrued discounts/(premiums)	(88,592)		(88,592)
Realized gain (loss)	(248,319)		(248,319)
Change in unrealized appreciation/depreciation	1,721,834		1,721,834
Purchases	7,297,273		7,297,273
Sales	(5,592,608)		(5,592,608)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/19	$130,262,572		$130,262,572

Net change in unrealized appreciation/depreciation from investments held as of 8/31/19	$1,703,406		$1,703,406

As of August 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2019 is as follows:

Fund	Market Value 5/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$40,990	$209,116	$133,949	$116,157	$309